Weighted Average Product Price (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Oil [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Spot	93.42	[1]	91.33	[1]
Natural Gas Liquids [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Spot	93.42	[1]	91.75	[1]
Natural Gas [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Spot	3.67	[2]	2.75	[2]

[1]	The unweighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
[2]	The unweighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.